CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Trade receivables, allowances for credit losses	$ 19,130	$ 22,064
Grower advance receivables, allowances for credit losses	15,817	9,606
Other receivables, allowances	14,810	14,066
Inventories, allowances	4,410	7,447
Property, plant and equipment, accumulated depreciation	404,009	283,677
Other intangible assets, accumulated amortization	$ 120,315	$ 117,499
Common stock par value (in USD per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	300,000,000	300,000,000
Common stock, shares outstanding (in shares)	94,899,194	94,877,706